Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 23,391	$ 18,246	$ 15,823	$ 17,507	$ 12,678	$ 13,522	$ 13,570	$ 12,103	$ 10,041	$ 9,058	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 23,214	18,248	15,946	17,761	12,949	13,784	13,965	12,550	10,484	9,528	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 24,211	18,926	16,461	18,254	13,253	14,165	14,254	12,740	10,600	9,584	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,554,681	1,987,112	1,718,256	1,895,204	1,368,246	1,454,437	1,455,950	1,294,442	1,071,283	962,997	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 2,581,436	2,005,230	1,732,045	1,908,579	1,376,661	1,461,674	1,461,541	1,297,980	1,072,961	964,187	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,343,175	2,472,879	2,052,842	2,492,141	1,889,770	1,643,259	1,596,674	1,357,949	1,143,953	995,053	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,343,175	2,472,879	2,052,842	2,492,141	1,889,770	1,643,259	1,596,674	1,357,949	1,143,953	995,053	1,000,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929	16,540	18,661	13,822	14,553	13,993	12,785	11,105	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929	16,540	18,661	13,822	14,553	13,993	12,785	11,105	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929	16,540	18,661	13,822	14,553	13,993	12,785	11,105	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 2,418,346	1,892,862	1,654,046	1,866,085	1,382,163	1,455,293	1,399,313	1,278,489	1,110,550	955,763	1,000,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 2,418,346	$ 1,892,862	$ 1,654,046	$ 1,866,085	$ 1,382,163	$ 1,455,293	$ 1,399,313	$ 1,278,489	$ 1,110,550	$ 955,763	$ 1,000,000